change of one percentage point in the medical care cost rates (Details) - Sensitivity [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sensitivity Current Service Cost And Interest [Member]
IfrsStatementLineItems [Line Items]
(+)0.5%	R$ (25,444)	R$ (28,711)	R$ (31,672)
(-)0.5%	28,133	32,099	35,572
Applied (+) 2 years	(44,619)	(47,637)	(51,720)
Applied (-) 2 years	47,934	54,226	56,687
(+)0.5%	31,280	34,718	38,388
(-)0.5%	(28,762)	(31,637)	(35,060)
Sensitivity Present Value Of Obligations [Member]
IfrsStatementLineItems [Line Items]
(+)0.5%	(305,114)	(402,547)	(440,072)
(-)0.5%	337,349	450,049	494,257
Applied (+) 2 years	(535,039)	(667,904)	(718,632)
Applied (-) 2 years	574,793	760,289	787,636
(+)0.5%	375,089	486,769	533,380
(-)0.5%	R$ (344,891)	R$ (443,569)	R$ (487,146)